GOODWILL - Estimates and Assumptions Used in the Calculation of Goodwill (Details) - ZAR (R)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment	R 436,300,000	R 99,100,000	R 201,300,000
WRTRP exploration and evaluation assets
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment	R 436,300,000
Burnstone
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	17.40%
SA PGM operations
Disclosure of reconciliation of changes in goodwill [line items]
Long-term PGM 4E basket price (R/4Eoz)	R 15,050	14,270
Long-term PGM 2E basket price (USD/2Eoz)	R 1,010	R 1,015
SA PGM operations | UNITED STATES
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	8.50%
Inflation rate	1.90%
SA PGM operations | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	14.30%	14.50%
Inflation rate	5.00%	5.30%
SA PGM operations | Mine development, infrastructure and other | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	12 years	9 years
SA PGM operations | Mine development, infrastructure and other | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	28 years	34 years
SA Gold operations
Disclosure of reconciliation of changes in goodwill [line items]
Long-term gold price (R/kg)	R 585,500	R 545,000
SA Gold operations | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	12.60%	12.10%
Inflation rate	5.00%	5.30%
SA Gold operations | Mine development, infrastructure and other | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	5 years	12 years
SA Gold operations | Mine development, infrastructure and other | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	20 years	22 years